Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Prepayments and Other Current Assets
Prepayments for revenue sharing cost	[1]	¥ 305,818		¥ 308,777
Inventories, net		255,185		186,497
Prepayments for sales tax		172,756		321,817
Deposits		138,561		77,224
Interest income receivable		78,343		122,375
Prepayments of marketing and other operational expenses		64,065		68,830
Prepayments to inventory suppliers		39,584		54,498
Loans to investees or ongoing investments		21,465		19,343
Prepayments for content cost		20,064		31,856
Prepayments /receivables relating to jointly invested content		2,250		18,339
Others		50,020		63,232
Total		¥ 1,148,111	$ 157,291	¥ 1,272,788

[1]	App stores retain commissions on each purchase made by the users through the App stores. The Group is also obligated to pay ongoing licensing fees in form of royalties to the third-party game developers. Licensing fees consist of fees that the Group pays to content owners for the use of licensed content, including trademarks and copyrights, in the development of games. Licensing fees are either paid in advance and recorded on the balance sheets as prepayments or accrued as incurred and subsequently paid. Additionally, the Group defers the revenue from licensed mobile games over the estimated average playing period of paying players given that there is an implied obligation to provide on-going services to end-users.